Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Balance Sheets
As of March 31, 2025 and December 31, 2024, the ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

	Shares	Amount
Ordinary shares subject to possible redemption – December 31, 2023	4,537,829	$50,477,963
Redemption of shares ($11.47 per share)	(3,785,992)	(43,425,328)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	1,578,042
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	390,328

Ordinary shares subject to possible redemption – December 31, 2024	751,837	9,021,005
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)		78,971
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	45,191

Ordinary shares subject to possible redemption – March 31, 2025	751,837	$9,145,167

As of December 31, 2024 and 2023, the ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

	Shares	Amount
Ordinary shares subject to possible redemption – December 31, 2022	8,250,000	85,371,600
Redemption of shares ($10.92 per share)	(3,712,171)	(40,536,908)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	3,843,271
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	1,800,000

Ordinary shares subject to possible redemption – December 31, 2023	4,537,829	$50,477,963
Redemption of shares ($11.47 per share)	(3,785,992)	(43,425,328)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	1,578,042
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	390,328
Ordinary shares subject to possible redemption – December 31, 2024	751,837	9,021,005

Schedule of Net Income (Loss) Per Share
The net income per share presented in the consolidated statements of operations is based on the following:

	Three months ended March 31, 2025	Three months ended March 31, 2024
Net (loss)/income	$(194,603)	$264,330
Accretion of temporary equity to redemption value	(124,162)	(803,885)

Net loss including accretion of temporary equity	$(318,765)	$(539,555)

	For the Three Months Ended March 31, 2025		For the Three Months Ended March 31, 2024
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(72,092)	$(246,673)	$(344,345)	$(195,210)
Accretion of temporary equity to redemption value	124,162	—	803,885	—

Allocation of net income/(loss)	$52,070	$(246,673)	$459,540	$(195,210)

Denominators:
Weighted-average shares outstanding	751,837	2,572,500	4,537,829	2,572,500

Basic and diluted net income/ (loss) per share	$0.07	$(0.10)	$0.10	$(0.08)

The net income per share presented in the consolidated statements of operations is based on the following:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Net (loss)/income	$(167,306)	$632,536
Accretion of temporary equity to redemption value	(1,968,370)	(5,643,271)

Net loss including accretion of temporary equity	$(2,135,676)	$(5,010,735)

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(1,098,113)	$(1,037,563)	$(3,720,244)	$(1,290,491)
Accretion of temporary equity to redemption value	1,968,370	—	5,643,271	—

Allocation of net income/(loss)	$870,257	$(1,037,563)	$1,923,027	$(1,290,491)

Denominators:
Weighted-average shares outstanding	2,722,627	2,572,500	7,416,033	2,572,500

Basic and diluted net income/ (loss) per share	$0.32	$(0.40)	$0.26	$(0.50)